Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 59	$ 56	$ 59
Accruals and other	17	27	23
Payments	(19)	(26)	(26)
Foreign exchange	1	2	0
End of year	58	59	56
Current portion - End of year	$ 39	41	38
Anticipated environmental liability disbursement time frame	next five years
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 32	31	27
Environmental capital expenditures	$ 13	$ 19	$ 18